Expense Example - AXS Alternative Growth Fund	Class A Shares Expense Example, with Redemption, 1 Year	Class A Shares Expense Example, with Redemption, 3 Years	Class A Shares Expense Example, with Redemption, 5 Years	Class A Shares Expense Example, with Redemption, 10 Years	Class I Shares Expense Example, with Redemption, 1 Year	Class I Shares Expense Example, with Redemption, 3 Years	Class I Shares Expense Example, with Redemption, 5 Years	Class I Shares Expense Example, with Redemption, 10 Years
USD ($)	694	1,164	1,875	3,753	101	549	1,254	3,134